GLOBAL SMALL CAP FUND INC.                                     SEMIANNUAL REPORT

                                                                  March 23, 1998

Dear Shareholder,

We are pleased to present you with the semiannual report for Global Small Cap Fund Inc. (the "Fund") for the six months ended January 31, 1998.

GENERAL MARKET OVERVIEW
------------------------------------------------------------------------------

The most dramatic event of the period was the sharp selloff in Asian markets due to economic and currency problems in many key countries. Positive performance by most European equity markets helped to offset some of the negative Asian impact. Italy (+26%) and Portugal (+21%) posted the most impressive returns on the Continent, followed by Spain (+19%) and the United Kingdom (+13%). Some of the poorer performing Asian markets during the period included Malaysia (-64%), Hong Kong (-43%), Singapore (-36%) and Japan (-21%).

PORTFOLIO REVIEW
------------------------------------------------------------------------------

For the six-month period ended January 31, 1998, the Fund (symbol: GSG) declined 2.64% based on changes in its net asset value. The Fund declined 4.31% based on changes in its share price on the American Stock Exchange. Over the same period the Morgan Stanley Capital International World Index, one of the Fund's benchmarks, fell l.4%. The small cap benchmark, The Salomon Brothers Extended Market Index, fell 1.7%.

During the six months, the Fund's underweighting in the U.S. and its overweighting in Asia ex-Japan caused the Fund to underperform its benchmarks. However, we were favorably impacted by our overweighting in Continental Europe, our underweighting in Japan, and by the positive performance of our stock selections in nearly all regions.

In October we began to reduce the Fund's exposure to Asia in anticipation of further weakening economic conditions. This reduction contributed favorably to our investment results for the period.

As of January 31, 1998, the Fund's net assets were allocated as follows:
Continental Europe (60.0%), United States (17.4%), select Emerging Markets (8.5%), Pacific Rim (7.5%) and other (6.6%).


GLOBAL SMALL
CAP FUND INC.

Top five countries
as percent of net assets,
January 31, 1998*

United States            17.4%
Sweden                   11.8%
United Kingdom            9.0%
Italy                     8.8%
Finland                   7.3%

* Allocations are subject to change.

                                                             SEMIANNUAL REPORT

GLOBAL SMALL CAP FUND INC.
FUND PROFILE

Goal:
Long-term capital
appreciation

Portfolio:
Manager/Subadviser:
Ralph Layman,
GE Investment
Management Inc.

Total Net Assets:
$63.0 million as of
January 31, 1998

Dividend Payments:
Annually, if any


GLOBAL SMALL
CAP FUND INC.

Top five holdings
as percent of net assets,
January 31, 1998*

Jarvis                   3.9%
CMAC Investment Corp     3.4%
Finnlines OY             3.0%
IHC Caland N.V.          2.6%
Airtours PLC             2.5%


* Holdings are subject to change.


OUTLOOK
------------------------------------------------------------------------------

GE Investment Management ("GEIM"), subadviser of the Fund, believes a focus on stock selection (rather than country allocations) will be crucial to good performance in 1998. When selecting stocks, GEIM employs a fundamental, bottom-up approach, choosing companies that are attractive based on their price-to-cash earnings ratios compared to their projected future growth rates. Utilizing this investment philosophy, GEIM is finding many interesting opportunities around the world.

Although the Asian economic and currency crisis has moderated in recent weeks, we remain concerned about its potential impact on companies in the global marketplace.

In Europe, growth prospects, interest rate conditions and companies' restructuring efforts are favorable for the outlook of equity investments. Additionally, most of Europe appears to be on target to achieve economic union by January 1, 1999.

The U.S. has enjoyed strong performance over the past three years, which could be sustained if inflation stays under control, corporate profits remain strong and the economy shows no signs of weakening.

We remain very cautious on Japan, given its unresolved economic problems and the uncertainty in neighboring countries. Our opinion could change, however, if the Japanese government announces concrete action plans that could positively affect the country's economic direction.

Latin American markets, many of which have performed well over the past year, remain vulnerable to the spillover effect of any future problems in Asia. Nonetheless, their fundamentals have improved markedly over the past few years.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

For a quarterly Fund Profile on Global Small Cap Fund Inc. or a fund in the PaineWebber Family of Funds(1), please contact your investment executive.

/s/ Margo N. Alexander                  /s/ Ralph Layman

MARGO N. ALEXANDER                      RALPH LAYMAN
President                               Portfolio Manager
Mitchell Hutchins Asset                 Global Small Cap Fund Inc.
Management Inc.



(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.


This letter is intended to assist shareholders in understanding how the Fund performed during during the six-month period ended January 31, 1998, and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

GLOBAL SMALL CAP FUND INC.

PORTFOLIO OF INVESTMENTS                          JANUARY 31, 1998 (unaudited)

  Number of
   Shares                                                           Value
-------------                                                    -----------

COMMON STOCK--95.62%

Argentina--0.88%

Retail--Food Chains--0.88%
    13,500     Disco SA ADR................................      $   553,500
                                                                 -----------

Australia--2.34%

Beverages--1.04%
   177,545     BRL Hardy...................................          657,170
                                                                 -----------

Computer Software & Services--0.74%
   350,000     Ci Technologies Group Ltd. .................          470,218
                                                                 -----------

Oil--0.56%
   131,155     Novus Petroleum.............................          350,611
                                                                 -----------
Total Australia Common Stocks..............................        1,477,999
                                                                 -----------

Austria--1.15%

Steel--1.15%
    12,052     Boehler Uddeholm Bearer.....................          724,496
                                                                 -----------

Canada--3.33%

Home Furniture--0.76%
    20,573     Dorel Industries Inc........................          480,496
                                                                 -----------

Household Products--0.94%
    27,571     Intertape Polymer Group Inc.................          589,015
                                                                 -----------


Telecommunications--1.63%
    65,174     Bell Canada International Inc...............        1,026,490
                                                                 -----------
Total Canada Common Stocks.................................        2,096,001
                                                                 -----------

Denmark--3.88%

Computer Software & Services--1.53%
    35,000     Olicom (1)..................................          962,500
                                                                 -----------

Electronics--0.94%
    19,964     Memory Card Technology......................          591,979
                                                                 -----------

Entertainment--1.41%
    19,386     Martin Gruppen (1)..........................          888,642
                                                                 -----------
Total Denmark Common Stocks................................        2,443,121
                                                                 -----------

Finland--7.30%

Computer Software & Services--1.51%
     8,800     TT Tieto OY.................................          951,874
                                                                 -----------

Electrical Equipment--0.81%
    14,956     Konecranes International....................          512,289
                                                                 -----------


  Number of
   Shares                                                           Value
-------------                                                    -----------

Finland--(concluded)

Food--1.24%
     4,884     Raison Tehtaat..............................      $   783,631
                                                                 -----------

Household Products--0.73%
    13,678     Hackman ....................................          456,184
                                                                 -----------

Transportation--3.01%
    45,700     Finnlines OY (1)............................        1,899,034
                                                                 -----------
Total Finland Common Stocks................................        4,603,012
                                                                 -----------


France--2.31%

Auto Parts--0.50%
     4,562     Bertrand Faure Ex Ebf.......................          312,176
                                                                 -----------

Electronics--0.69%
     1,450     Le Carbone Lorraine.........................          436,817
                                                                 -----------

Engineering & Construction--0.38%
     2,300     Technip SA/Campagnie Francaise..............          238,705
                                                                 -----------

Oil Well Equipment & Services--0.74%
     9,801     Coflexip S.A. Spoorit ADR...................          465,547
                                                                 -----------
Total France Common Stocks.................................        1,453,245
                                                                 -----------

Germany--2.87%

Consumer Goods--Miscellaneous--0.46%
     5,000     Vossloh AG..................................          289,317
                                                                 -----------

Electronics--1.60%
    80,000     Rofin-Sinar Technologies Inc. ..............        1,010,000
                                                                 -----------

Machinery (Diversified)--0.25%
     6,000     Pfeiffer Vacuum Technology ADR..............          160,500
                                                                 -----------

Oil Equipment & Supplies--0.56%
    15,000     Turbon International........................          352,094
                                                                 -----------
Total Germany Common Stocks................................        1,811,911
                                                                 -----------

Greece--1.48%

Transportation--1.48%
    74,375     Attica Enterprises..........................          932,955
                                                                 -----------
Hong Kong--3.72%

Electronics--2.06%
   480,000     Vtech Holdings..............................        1,296,626
                                                                 -----------

Food--0.53%
   809,000     Four Seasons Mercantile Holdings............          331,986
                                                                 -----------

GLOBAL SMALL CAP FUND INC.


  Number of
   Shares                                                           Value
-------------                                                    -----------

COMMON STOCK--(continued)

Hong Kong--(concluded)

Hardware & Tools--1.13%
   240,000     Johnson Electric Holdings...................      $   713,455
                                                                 -----------
Total Hong Kong Common Stocks..............................        2,342,067
                                                                 -----------
Ireland--2.35%

Airlines--0.59%
    15,000     Ryanair Holdings ADR........................          371,250
                                                                 -----------

Transportation--1.76%
    77,359     Irish Continental Group PLC.................        1,110,942
                                                                 -----------
Total Ireland Common Stocks................................        1,482,192
                                                                 -----------
Israel--5.30%

Computer Software & Services--4.61%
    21,000     Formula Systems Ltd. .......................          540,107
   328,565     Geo Interactive Media Group.................          826,029
    25,000     Memco Software Ltd. ........................          453,125
    29,035     New Dimensions Software Ltd. ...............          745,836
    13,000     Tecnomatix Technologies Ltd. ...............          341,250
                                                                 -----------
                                                                   2,906,347
                                                                 -----------

Electronics--0.69%
    14,000     Orbotech Ltd ...............................          435,750
                                                                 -----------
Total Israel Common Stocks.................................        3,342,097
                                                                 -----------

Italy--8.75%

Airlines--2.05%
   100,000     Aeroporti Di Roma...........................        1,289,252
                                                                 -----------

Banks--0.50%
    15,417     Banca Popolare Di Bergamo...................          316,487
                                                                 -----------

Household Furniture & Appliances--1.55%
    40,000     Industrie Natuzzi Spa ADR...................          980,000
                                                                 -----------

Machinery (Diversified)--1.30%
   200,000     Riva Finanziaria............................          818,924
                                                                 -----------

Miscellaneous--0.88%
    22,311     Safilo......................................          555,537
                                                                 -----------

Oil & Gas--1.88%
   279,000     ERGSpa......................................        1,186,396
                                                                 -----------

Textiles--0.59%
   120,000     Ittierre Holdings...........................          369,512
                                                                 -----------
Total Italy Common Stocks..................................        5,516,108
                                                                 -----------


  Number of
   Shares                                                           Value
-------------                                                    -----------

Mexico--1.70%

Auto Parts--0.46%
    45,000     San Luis Corporacion (1)....................        $ 287,472
                                                                 -----------

Pharmaceutical--1.24%
    40,000     Grupo Casa Autrey ADR.......................          782,500
                                                                 -----------
Total Mexico Common Stocks.................................        1,069,972
                                                                 -----------
Netherlands--3.94%

Computer Software & Services--1.30%
    48,000     DOCdata.....................................          818,387
                                                                 -----------


Oil Equipment & Services--2.64%
    31,000     IHC Caland N.V..............................        1,666,707
                                                                 -----------
Total  Netherlands Common Stocks...........................        2,485,094
                                                                 -----------
Norway--0.87%

Oil Equipment & Services--0.87%
    10,000     Petroleum Geo-Services......................          549,863
                                                                 -----------
Portugal--1.27%

Banks--1.27%
    35,756     Espirito Santo Financial Holdings SA (1)....          800,040
                                                                 -----------
Singapore--1.20%

Communication Equipment--1.20%
   350,000     Datacraft Asia..............................          756,000
                                                                 -----------
South Africa--0.58%

Retail--0.58%
   382,297     Metro Cash & Carry..........................          367,705
                                                                 -----------
Spain--1.45%

Insurance--0.42%
     5,000     Catalana Occidente..........................          262,463
                                                                 -----------

Paper & Forest Products--0.76%
    11,443     Miquel Y Costas Miquel......................          482,012
                                                                 -----------

Retail--Specialty--0.27%
     5,000     Adolfo Dominguez............................          167,461
                                                                 -----------
Total Spain Common Stocks..................................          911,936
                                                                 -----------

  Number of
   Shares                                                           Value
-------------                                                    -----------


COMMON STOCK--(continued)

Sweden--11.75%

Auto Parts--0.80%
 36,500     Haldex AB......................................        $ 504,001
                                                                 -----------

Capital Equipment--1.60%
 40,826     Assa Abloy AB..................................        1,006,670
                                                                 -----------

Computer Systems--3.42%
 120,000    Partnertech AB.................................          798,905

 35,000     Prosolvia AB...................................        1,359,249
                                                                 -----------
                                                                   2,158,154
                                                                 -----------

Electronic Components & Instrumentation--1.21%
 55,000     Allgon AB......................................          762,844
                                                                 -----------

Engineering & Construction--1.15%
 37,528     Spectra Physics AB.............................          724,086
                                                                 -----------

Financial Services--1.00%
 15,500     OM Gruppen AB..................................          630,617
                                                                 -----------

Hotels--1.59%
 40,000     Scandic Hotels AB..............................        1,006,029
                                                                 -----------

Telecommunications--0.98%
 26,655     Netcom Systems AB..............................          616,169
                                                                 -----------
Total Sweden Common Stocks.................................        7,408,570
                                                                 -----------
Switzerland--0.26%

Machine Tools--0.26%
    200     Saurer Ag Arbon................................          164,979
                                                                 -----------

Thailand--0.19%

Food--0.19%
 78,000     Pizza Public Co Ltd............................          121,251
                                                                 -----------
Turkey--0.41%

Beverages--0.41%
1,670,000   Efes Sinai Yatirim Holdings....................          257,687
                                                                 -----------
United Kingdom--8.98%

Employment--1.07%
  70,000    Select Appointments Holdings...................          674,223
                                                                 -----------

Engineering & Construction--3.89%
 325,000    Jarvis.........................................        2,451,201
                                                                 -----------


  Number of
   Shares                                                           Value
-------------                                                    -----------


United Kingdom--(concluded)

Leisure--2.46%
225,000     Airtours PLC...................................       $1,553,733
                                                                 -----------

Manufacturing--1.56%
 63,122     Bodycote International PLC.....................          984,096
                                                                 -----------
Total United Kingdom Common Stocks.........................        5,663,253
                                                                 -----------
United States--17.36%

Computer Services--0.88%
 20,000     Zebra Technologies Corp........................          555,000
                                                                 -----------

Computer Software & Services--1.34%
  5,000     Aris Corp......................................          133,125
  15,000    CCC Information Services Group, Inc............          328,125
  16,000    Medical Manager Corp...........................          380,000
                                                                 -----------
                                                                     841,250
                                                                 -----------

Consumer Goods--0.86%
 20,000     Littelfuse Inc.................................          540,000
                                                                 -----------


Electrical Equipment--0.78%
 12,500     Harman International Industries Inc............          489,062
                                                                 -----------

Employment--0.57%
 15,000     Interim Services Inc...........................          358,125
                                                                 -----------

Engineering & Construction--0.60%
 14,000     Jacobs Engineering Group Inc...................          377,125
                                                                 -----------

Entertainment--0.46%
 25,000     Metromedia International Group Inc.............          292,188
                                                                 -----------

Insurance--3.36%
 34,000     CMAC Investment Corp...........................        2,120,750
                                                                 -----------

Machinery (Diversified)--1.64%
 92,000     ITEQ Inc.......................................        1,035,000
                                                                 -----------

Marketing & Advertising--0.50%
  6,400     Catalina Marketing Corp........................          312,400
                                                                 -----------

Oil & Gas--0.63%
 22,000     Swift Energy Co................................          396,000
                                                                 -----------

Oil Equipment & Services--0.47%
 25,000     IRI International Corp.........................          298,438
                                                                 -----------

Pharmaceutical--0.99%
 17,000     Watson Pharmaceuticals, Inc....................          624,750
                                                                 -----------

GLOBAL SMALL CAP FUND INC.

  Number of
   Shares                                                           Value
-------------                                                    -----------

COMMON STOCK--(concluded)

United States--(concluded)

Retail--1.88%
 27,350     Costco Companies Inc...........................       $1,186,306
                                                                 -----------

Retail--Apparel--1.25%
 20,000     Claire's Stores Inc............................          355,000
 10,000     Jones Apparel Group Inc........................          435,000
                                                                 -----------
                                                                     790,000
                                                                 -----------

Retail--Specialty--1.01%
 20,000     Barnes & Noble Inc.............................          636,250
                                                                 -----------

Telecommunications--0.14%
  5,000     Corsair Communications Inc.....................           88,750
                                                                 -----------
Total United States Common Stocks..........................       10,941,394
                                                                 -----------
Total Common Stock (cost--$44,629,447).....................       60,276,448
                                                                 -----------
Number of
Warrants                                                            Value
--------                                                         -----------

WARRANTS--0.01%
Hong Kong--0.01%

Food--0.01%
206,800     Four Seasons Mercantile Holdings
              (cost--$11,948)..............................         $  6,656
                                                                 -----------
Number of
 Rights
----------

STOCK RIGHTS--0.97%

Hungary--0.97%

Food Processing--0.97%
  9,346     Pick Szeged Ord Bearer
              (cost--$571,165).............................          610,043
                                                                 -----------
                                                                 -----------

  Principal
   Amount                    Maturity   Interest
    (000)                      Date       Rate
------------                 --------   --------
REPURCHASE AGREEMENT--3.35%
   $2,110 Repurchase Agree-
   ment dated 01/30/98 with
   State Street Bank & Trust
   Company, collateralized
   by $1,845,000 U.S. Trea-
   sury Bonds, 7.250% due
   05/15/16; (value
   $2,157,617); proceeds:
   $2,110,962 (cost--
   $2,110,000).............  02/02/98    5.470%                    2,110,000
                                                                 -----------

  Number of
   Shares
  ---------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--4.58%
Money Market Funds--4.58%
2,829,087   Liquid Assets Portfolio........................        2,829,087
 47,612     Prime Portfolio................................           47,612
   9,432    TempCash Portfolio.............................            9,432
                                                                 -----------
Total Investments of Cash Collateral for
  Securities Loaned (cost--$2,886,131).....................        2,886,131
                                                                 -----------
Total Investments (cost--$50,208,691)--104.53%.............       65,889,278
Liabilities in excess of other assets--(4.53)%.............       (2,854,409)
                                                                 -----------
Net Assets--100.00%........................................      $63,034,869
                                                                 -----------
                                                                 -----------
--------------------
ADR American Depositary Receipt
(1) Security, or a portion thereof, was on loan at January 31, 1998.

GLOBAL SMALL CAP FUND INC.

STATEMENT OF ASSETS AND LIABILITIES               JANUARY 31, 1998 (unaudited)


Assets

Investments, at value (cost--$50,208,691) .........................................................       $ 65,889,278
Cash denominated in foreign currencies (cost--$33,787) ............................................             33,944
Cash ..............................................................................................              4,424
Receivable for investments sold ...................................................................            365,992
Dividends and interest receivable .................................................................             57,137
Deferred organizational expenses and other assets .................................................             29,417
                                                                                                          ------------
Total assets ......................................................................................         66,380,192
                                                                                                          ------------

Liabilities

Collateral for securities loaned ..................................................................          2,886,131
Payable for investments purchased .................................................................            257,687
Payable to affiliates .............................................................................             52,831
Accrued expenses and other liabilities ............................................................            148,674
                                                                                                          ------------
Total liabilities .................................................................................          3,345,323
                                                                                                          ------------

Net Assets

Capital Stock--$0.001 par value; 100,000,000 shares authorized; 3,801,667 shares issued
  and outstanding .................................................................................         51,415,510
Accumulated net investment loss ...................................................................           (396,160)
Accumulated net realized loss from investment and foreign currency transactions ...................         (3,663,320)
Net unrealized appreciation of investments and other assets and liabilities denominated
  in foreign currencies ...........................................................................         15,678,839
                                                                                                          ------------
Net assets ........................................................................................       $ 63,034,869
                                                                                                          ============

Net asset value per share .........................................................................       $      16.58
                                                                                                          ============

              See accompanying notes to financial statements

GLOBAL SMALL CAP FUND INC.

STATEMENT OF OPERATIONS

                                                                                                      For the Six
                                                                                                     Months Ended
                                                                                                   January 31, 1998
                                                                                                      (unaudited)
                                                                                                      -----------
Investment income:

Dividends (net of foreign withholding taxes of $9,425) ........................................       $   121,367
Interest ......................................................................................            39,046
                                                                                                      -----------
                                                                                                          160,413
                                                                                                      -----------

Expenses:

Investment advisory and administration ........................................................           322,607
Custody and accounting ........................................................................            49,386
Legal and audit ...............................................................................            25,530
Amortization of organizational expenses .......................................................            21,909
Reports and notices to shareholders ...........................................................            19,588
Transfer agency fees and expenses .............................................................             7,299
Directors' fees and expenses ..................................................................             5,650
Other expenses ................................................................................             2,245
                                                                                                      -----------
                                                                                                          454,214
                                                                                                      -----------
Net investment loss ...........................................................................          (293,801)
                                                                                                      -----------

Realized and unrealized gains (losses) from investment transactions:
Net realized gains (losses) from:
  Investments .................................................................................         1,175,976
  Foreign currency transactions ...............................................................           (31,909)
Net change in unrealized appreciation/depreciation of:
  Investments .................................................................................        (2,550,315)
  Other assets and liabilities denominated in foreign currencies ..............................             5,887
                                                                                                      -----------

Net realized and unrealized loss from investment transactions .................................        (1,400,361)
                                                                                                      -----------

Net decrease in net assets resulting from operations ..........................................       $(1,694,162)
                                                                                                      ===========


              See accompanying notes to financial statements

GLOBAL SMALL CAP FUND INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         For the Six
                                                                                         Months Ended          For the
                                                                                       January 31, 1998      Year Ended
                                                                                         (unaudited)        July 31, 1997
                                                                                        -------------       -------------
From operations:

Net investment loss .............................................................       $   (293,801)       $    (80,070)
Net realized gains (losses) from:
  Investments ...................................................................          1,175,976           3,538,337
  Foreign currency transactions .................................................            (31,909)            (99,568)
Net change in unrealized appreciation/depreciation of:
  Investments ...................................................................         (2,550,315)         13,303,647
  Other assets and liabilities denominated in foreign currencies ................              5,887              (1,115)
                                                                                        ------------        ------------
Net increase (decrease) in net assets resulting from operations .................         (1,694,162)         16,661,231

Net assets:

Beginning of period .............................................................         64,729,031          48,067,800
                                                                                        ------------        ------------
End of period ...................................................................       $ 63,034,869        $ 64,729,031
                                                                                        ============        ============

              See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Global Small Cap Fund Inc. (the "Fund") was incorporated in Maryland on June 22, 1993 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. Organizational costs have been deferred and are being amortized using the straight-line method over a period not to exceed 60 months from the date the Fund commenced operations.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--Securities that are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Fund, or GE Investment Management Incorporated ("GEIM"), the subadviser to the Fund, as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sale price on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available prior to valuation. The amortized cost method, which approximates market value, generally is used to value debt obligations with sixty days or less remaining to maturity unless the Fund's board of directors determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's board of directors.

   All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian. Foreign currency exchange rates are generally determined prior to the close of trading on the American Stock Exchange ("AMEX"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the AMEX, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Fund's board of directors.

   Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS

   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investments and foreign exchange transactions are calculated on the identified cost basis. Dividend income and other distributions are recorded on the ex-dividend date ("ex-date") (except for certain dividends from foreign securities that are recorded as soon after the ex-date as the Fund becomes aware of such dividends). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

   Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

   The Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effects of the fluctuations in market price of investment securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to federal income tax regulations; such amount is categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes. Net realized foreign currency gain/loss is treated as ordinary income for income tax purposes.

   Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.


CONCENTRATION OF RISK


   Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which this Fund is authorized to invest.

   Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger companies or market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

NOTES TO FINANCIAL STATEMENTS

   The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.


INVESTMENT ADVISER AND ADMINISTRATOR

   The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is computed weekly and payable monthly, at an annual rate of 1.00% of the Fund's average weekly net assets.

   Mitchell Hutchins has a separate Sub-Advisory Agreement ("Sub-Advisory Agreement") with GEIM. In accordance with the Sub-Advisory Agreement, Mitchell Hutchins (not the Fund) pays GEIM a fee at an annual rate of 0.50% of the Fund's average weekly net assets. At January 31, 1998 the Global Small Cap Fund owed Mitchell Hutchins $52,156 in investment advisory and administrative fees.



SECURITIES LENDING

   The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrowers plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber, which received $4,424 in compensation from the Fund for the six months ended January 31, 1998. At January 31, 1998 the Global Small Cap Fund owed PaineWebber $675 in security lending fees.

   As of January 31, 1998, the Fund's custodian held cash and cash equivalents having an aggregate value of $2,886,131 as collateral for portfolio securities loaned having a market value of $2,824,741.


INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at January 31, 1998 was substantially the same as the cost of securities for financial statement purposes.

   At January 31, 1998, the components of the net unrealized appreciation of investments were as follows:

      Gross appreciation (investments having an excess of value over cost) ............       $ 18,320,609
      Gross depreciation (investments having  an excess of cost over value) ...........         (2,640,022)
                                                                                              ------------
      Net unrealized appreciation of investments ......................................       $ 15,680,587
                                                                                              ============

   For the six months ended January 31, 1998, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $23,595,221 and $24,318,540, respectively.

NOTES TO FINANCIAL STATEMENTS

FEDERAL TAX STATUS

   The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

   In accordance with U.S. Treasury regulations, the Fund has elected to defer $94,963 of net realized currency losses arising after October 31, 1996. Such losses are treated for tax purposes as arising on August 1, 1997.

   At July 31, 1997, the Fund had a net capital loss carryforward of $4,798,332 which expires as follows: $110,750 in 2003 and $4,687,582 in
2004.


CAPITAL STOCK

   At January 31, 1998, Mitchell Hutchins owned 6,667 shares of the Fund.

GLOBAL SMALL CAP FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                              For the Six                                           For the Period
                                                             Months Ended        For the Years Ended July 31,      October 15, 1993+
                                                           January 31, 1998  ------------------------------------        to
                                                              (unaudited)       1997         1996         1995      July 31, 1994
                                                             ------------    ----------   ----------   ----------   -------------
Net asset value, beginning of period .....................   $      17.03    $    12.64   $    11.61   $    13.28    $    14.18
                                                             ------------    ----------   ----------   ----------    ----------
Net investment income (loss) .............................          (0.08)        (0.02)       (0.01)        0.08         (0.05)
Net realized and unrealized gains (losses) from
investments and foreign currencies .......................          (0.37)         4.41         1.04        (0.95)        (0.80)
                                                             ------------    ----------   ----------   ----------    ----------

Total increase (decrease) from investment operations .....          (0.45)         4.39         1.03        (0.87)        (0.85)
Distributions from net realized gains from investments ...          --            --           --           (0.80)        --
                                                             ------------    ----------   ----------   ----------    ----------
Offering costs charged to additional paid-in capital .....          --            --           --           --            (0.05)
                                                             ------------    ----------   ----------   ----------    ----------
Net asset value, end of period ...........................   $      16.58    $    17.03   $    12.64   $    11.61    $    13.28
                                                             ============    ==========   ==========   ==========    ==========
Market value, end of period ..............................   $      13.88    $    14.50   $    10.38   $     9.25    $    12.13
                                                             ============    ==========   ==========   ==========    ==========
Total investment return (1) ..............................          (4.31)%       39.69%       12.22%     (17.64)%      (14.46)%
                                                             ============    ==========   ==========   ==========    ==========

Ratios/Supplemental Data:
Net assets, end of period (000's) ........................   $     63,035    $   64,729   $   48,068   $   44,137   $   50,474
Expenses to average net assets ...........................           1.41%*        1.53%        1.76%        1.69%        1.79%*
Net investment income (loss) to average net assets .......          (0.91)%*      (0.14)%      (0.10)%       0.62%       (0.46)%*
Portfolio turnover rate ..................................             38%           50%          64%         187%          71%
Average commission rate paid (2) .........................   $     0.0327    $   0.0204        --           --           --

------------------

+    Commencement of operations

*    Annualized

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment return for periods of less than one year have not been annualized.

(2) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

GLOBAL SMALL CAP FUND INC.


GENERAL INFORMATION

THE FUND

   Global Small Cap Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the American Stock

Exchange ("AMEX"). The Fund's investment objective is long-term capital appreciation. The Fund's investment adviser and administrator is Mitchell Hutchins Asset Management Inc., an asset management subsidiary of PaineWebber Incorporated, which has over $51 billion in assets under management at February 28, 1998. The Fund's subadviser is GE Investment Management Incorporated, a wholly owned subsidiary of General Electric Company, which, together with General Electric Investment Corporation, also a registered investment adviser and a wholly owned subsidiary of General Electric Company, manages over $69 billion in assets.


SHAREHOLDER INFORMATION

   The Fund's AMEX trading symbol is "GSG". Weekly comparative net asset value and market price information about the Fund is published each Monday in the Wall Street Journal, each Sunday in the New York Times and each Saturday in Barron's, as well as in numerous other newspapers.

   An annual meeting of shareholders of the Fund was held on November 20, 1997. At the meeting, Margo N. Alexander, Richard Q. Armstrong, E. Garrett Bewkes, Jr., Richard R. Burt, Mary C. Farrell, Meyer Feldberg, George W. Gowen, Frederic V. Malek and Carl W. Schafer were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified; and Ernst & Young LLP was ratified as independent auditors for the Fund for the fiscal year ended July 31, 1998.

Proposal 1
                                                  Shares Voted For        Shares Withhold Authority
                                                  ----------------        -------------------------
   1. To vote for or against the election of:
      Margo N. Alexander                            3,507,593                      55,743
      Richard Q. Armstrong                          3,506,351                      56,985
      E. Garrett Bewkes, Jr.                        3,501,936                      61,400
      Richard R. Burt                               3,508,151                      55,185
      Mary C. Farrell                               3,507,726                      55,610
      Meyer Feldberg                                3,508,168                      55,168
      George W. Gowen                               3,504,601                      58,735
      Frederic V. Malek                             3,504,884                      58,452
      Carl W. Schafer                               3,505,901                      57,435

Proposal 2
                                                Shares Voted For         Shares Against      Shares Abstain
                                                ----------------         --------------      --------------
   2. Ratification of the selection of
      Ernst & Young LLP as the Fund's
      independent auditors for the
      fiscal year ending July 31, 1998.             3,518,949                 9,608              34,780


    (Broker non-votes and abstentions are included within the "Shares Withhold Authority" and "Shares Abstain" totals.)

YEAR 2000 RISKS

   Like other funds and financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by its investment adviser, sub-adviser and other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

   The adviser/administrator is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses, and to obtain satisfactory assurances that each of the Fund's other major service providers is taking comparable steps. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.


DISTRIBUTION POLICY

   The Fund intends to pay dividends from its net investment income and net capital gain, if any, at least annually. The Fund also intends to distribute any net realized gains from foreign currency transactions with such dividend. The Fund may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed income and capital gains.

   The Fund's Board of Directors has established a Dividend Reinvestment Plan (the "Plan") under which all common stockholders whose shares are registered in their own names, or in the name of PaineWebber or its nominee, will have all dividends and other distributions on their shares automatically reinvested in additional shares of common stock, unless such common stockholders elect to receive cash. Common stockholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such stockholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

   A stockholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and stockholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the stockholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a stockholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

   Additional shares of common stock acquired under the Plan will be purchased in the open market, on the AMEX or otherwise, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular stockholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions. Dividends from the Fund's investment company taxable income (whether received in cash or reinvested in additional Fund shares) are taxable to its stockholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether received in cash or reinvested in additional Fund shares), when designated as such, are taxable to its stockholders as long-term capital gain, regardless of how long they have held their Fund shares. A participant in the Plan will be treated as having received a distribution in the amount of the cash used to purchase shares of common stock on his behalf, including a pro rata portion of the brokerage commissions incurred by the transfer agent.

   Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PNC Bank, National Association, c/o PFPC Inc., P.O. Box 8950, Wilmington, Delaware 19899.

------------------------------------------------------------------------------

BOARD OF DIRECTORS

E. Garrett Bewkes, Jr.                   Meyer Feldberg
Chairman
Margo N. Alexander                       George W. Gowen

Richard Q. Armstrong                     Frederic V. Malek

Richard R. Burt                          Carl W. Schafer

Mary C. Farrell



OFFICERS

Margo N. Alexander                       Dianne E. O'Donnell
President                                Vice President and Secretary

Victoria E. Schonfeld                    Paul H. Schubert
Vice President                           Vice President and Treasurer




INVESTMENT ADVISER AND
ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


INVESTMENT SUB-ADVISER

GE Investment Management Incorporated
3003 Summer Street
Stamford, Connecticut 06904



Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

The financial information included herein is taken from the records of the fund without examination by independent accountants who do not express an opinion thereon.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

                               PaineWebber
                 (Copyright)1998 PaineWebber Incorporated
                               Member SIPC


GLOBAL SMALL
CAP FUND INC.


JANUARY 31, 1998

SEMIANNUAL REPORT